INVENTORY (Tables)	9 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(Unaudited) As of December 31, 2022 ($)
Raw Materials*	211,152	251,273	430,246
Work in Progress	-	-	41,187
Finished Goods	23,438	80,275	1,812
Total	234,590	331,548	473,245

*	During period ended December 31, 2023, the Company write-down approximately $92 thousand (Fiscal Year 2023: $114 thousand) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries. These charges were recorded in Cost of Revenue in the consolidated statements of operations.